Note 3 - Summary of Significant Accounting Policies: Inventory (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Inventory

Inventory

Inventory (consisting principally of food, beverages and supplies), is valued at the lower of first-in, first-out cost or market. Certain key ingredients bread, meats vegetables, cheeses and beverages are purchased from a small number of suppliers.